QUARTERLY INFORMATION (UNAUDITED)	12 Months Ended
May 31, 2011
Quarterly Financial Data Abstract
Quarterly Financial Information Text Block

NOTE Q - QUARTERLY INFOR MATION (UNAUDITED)

The following is a summary of the quarterly results of operations for the years ended May 31, 2011 and 2010:

	For Quarter Ended

(In thousands, except per share amounts)	August 31	November 30		February 28		May 31

2011

Net Sales	$894,810	$826,343		$678,920		$981,768

Gross Profit	$375,426	$339,497		$269,518		$416,426

Net Income Attributable to
RPM International Inc. Stockholders	$68,996	$48,791		$1,097		$70,174

Basic Earnings Per Share	$0.53	$0.38		$0.01		$0.54

Diluted Earnings Per Share	$0.53	$0.38		$0.01	(a)	$0.54

Dividends Per Share	$0.205	$0.210		$0.210		$0.210

(In thousands, except per share amounts)	August 31	November 30		February 28		May 31

2010

Net Sales	$915,953	$858,658		$666,594		$971,511

Gross Profit	$393,830	$363,211		$259,832		$418,502

Net Income Attributable to
RPM International Inc. Stockholders	$73,025	$55,893		$(9,400)		$60,519

Basic Earnings Per Share	$0.57	$0.44		$(0.07)		$0.47

Diluted Earnings Per Share	$0.57	$0.43	(a)	$(0.07)	(a)	$0.47

Dividends Per Share	$0.200	$0.205		$0.205		$0.205

(a) For the quarters ended November 30, 2009, February 28, 2010 and February 28, 2011, the treasury stock method was utilized for the purpose of computing diluted earnings per share, as the result under the two-class method would have been less dilutive.

Quarterly earnings per share may not total to the yearly earnings per share due to the weighted-average number of shares outstanding in each quarter.